UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Administrative & Support Services - 0.5%
Mastercard Inc. - Class A	4,000	$754,600
		754,600
Aerospace & Defense - 26.2%*
The Boeing Co.	21,000	6,772,500
General Dynamics Corp.	32,500	5,109,325
Honeywell International Inc.	25,000	3,303,000
L3 Technologies, Inc.	20,500	3,560,030
Lockheed Martin Corp.	21,100	5,524,824
Northrop Grumman Corp.	18,400	4,506,160
Raytheon Co.	44,000	6,747,400
United Technologies Corp.	27,000	2,874,960
		38,398,199
Alcoholic Beverages - 24.2%
Anheuser-Busch InBev SA/NV (b)	35,000	2,313,844
Brown-Forman Corp. - Class B	138,000	6,566,040
Carlsberg A/S - Class B (b)	18,000	1,913,113
Constellation Brands, Inc. - Class A	42,900	6,899,178
Davide Campari-Milano S.p.A (b)	160,000	1,353,819
Diageo PLC - ADR (b)	47,250	6,700,050
Heineken N.V. (b)	60,000	5,307,119
Pernod Ricard S.A. (b)	26,500	4,350,932
		35,404,095
Casinos, Gambling & Lotteries - 31.2%*
Boyd Gaming Corp.	92,000	1,911,760
Churchill Downs Inc.	23,000	5,610,620
Galaxy Entertainment Group Ltd. (b)	1,180,000	7,504,502
Las Vegas Sands Corp.	141,000	7,339,050
Melco Crown Entertainment Ltd. - ADR (b)	130,900	2,306,458
MGM China Holdings Ltd. (b)	200,000	335,611
MGM Resorts International	260,000	6,307,600
Sands China Ltd. (b)	900,000	3,942,277
Wynn Macau, Ltd. (b)	1,574,600	3,434,540
Wynn Resorts, Ltd.	71,500	7,072,065
		45,764,483
Pharmaceuticals - 1.7%
Aurora Cannabis, Inc. (a)(b)	120,000	595,957
Canopy Growth Corp. (a)(b)	26,500	710,639
Cronos Group, Inc. (a)(b)	63,000	663,595
HEXO Corp. (a)(b)	150,000	517,506
		2,487,697

Restaurants and Other Eating Places - 0.9%
Starbucks Corp.	20,000	1,288,000
		1,288,000
Tobacco Manufacturing - 13.8%
Altria Group, Inc.	159,000	7,853,010
Japan Tobacco Inc. (b)	172,000	4,105,999
KT&G Corp. (b)	44,750	4,070,734
Philip Morris International Inc.	62,000	4,139,120
		20,168,863
Total Common Stocks (Cost $116,048,672)		144,265,937

PREFERRED STOCK - 0.1%
Alcoholic Beverages - 0.1%
Zodiac Spirits, LLC - Class A (a)(d)(e)(f)(g)	5,000	125,000
Total Preferred Stock (Cost $5,000,000)		125,000

	Principal Amount
CORPORATE BOND - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc.	$1,500,000	–
Maturity Date 11/24/2020, Coupon Rate 12.00% (d)(e)(g)(h)		–
Total Corporate Bond (Cost $1,500,000)

	Shares
WARRANT - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc. (a)(d)(e)(g)	150,000	750
Total Warrant (Cost $0)		750

SHORT-TERM INVESTMENT - 1.3%
Investment Company - 1.3%
First American Treasury Obligations Fund - Class X, 2.40% (c)	1,962,421	1,962,421
Total Short-Term Investment (Cost $1,962,421)		1,962,421

Total Investments (Cost $124,511,093) - 99.9%		146,354,108
Other Assets in Excess of Liabilities - 0.1%		158,441
TOTAL NET ASSETS - 100.0%		$146,512,549

*To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of December 31, 2018.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At December 31, 2018, the value of these securities total $125,750 which represents 0.09% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer.
(g)	Level 3 security whose value was determined using significant unobservable inputs.
(h)	Security in default.
ADR	- American Depositary Receipt.
PLC	- Public Limited Company.

USA Mutuals Vice Fund
Schedule of Options Written
December 31, 2018 (Unaudited)

	Contracts	Notional Amount	Value
CALL OPTIONS - 0.0%
Restaurants and Other Eating Places - 0.0%
Starbucks Corp., Expires 2/15/2019, Exercise Price: $67.50	100	$644,000	$11,100
Total Call Options (Premiums received $24,896)			11,100

USA Mutuals Navigator Fund
Portfolio of Investments
December 31, 2018 (Unaudited)
	Maturity Date	Yield	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS - 94.2%
U.S. Treasury Bills - 91.0%
United States Treasury Bill (a)	3/14/2019	2.379%	$2,350,000	$2,338,975
United States Treasury Bill (a)	3/28/2019	2.373%	3,000,000	2,983,239
United States Treasury Bill (a)	4/4/2019	2.432%	4,000,000	3,975,249
United States Treasury Bill (a)	4/11/2019	2.410%	2,000,000	1,986,814
United States Treasury Bill (a)	4/25/2019	2.418%	1,000,000	992,463
United States Treasury Bill (a)	5/16/2019	2.446%	4,500,000	4,459,402
United States Treasury Bill (a)	5/30/2019	2.446%	2,000,000	1,980,092
United States Treasury Bill (a)	6/6/2019	2.467%	17,000,000	16,821,406
Total U.S. Treasury Bills (Cost $35,533,583)				35,537,640

Investment Company - 3.2%
First American Government Obligations Fund - Class X, 2.36% (b)			1,266,274	1,266,274
Total Investment Company (Cost $1,266,274)				1,266,274
Total Short-Term Investments (Cost $36,799,857)				36,803,914

Total Investments (Cost $36,799,857) - 94.2%				36,803,914
Other Assets in Excess of Liabilities - 5.8% (a)				2,266,324
TOTAL NET ASSETS - 100.0%				$39,070,238

(a)	Includes assets to satisfy the margin requirements for derivative contracts.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2018.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
December 31, 2018 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month-Year	Appreciation	(Depreciation)
Long Contracts:
S&P 500 E-Mini	$28,183,500	225	Mar-19	$-	$(2,222,313)
Total Long Contracts				$-	$(2,222,313)
Net Unrealized Depreciation					$(2,222,313)

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
Portfolio of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 26.7%
Administration & Support Services - 1.0%
Mastercard Inc. - Class A	340	$64,141
		64,141
Apparel Manufacturing - 0.4%
Michael Kors Holdings Ltd (a)(b)	710	26,923
		26,923
Beverage & Tobacco Product Manufacturing - 0.3%
Altria Group, Inc.	420	20,744
		20,744
Building Material & Garden Equipment - 0.6%
The Home Depot, Inc.	210	36,082
		36,082
Chemical Manufacturing - 6.5%
Celgene Corp. (a)	500	32,045
Church & Dwight Co, Inc.	760	49,978
The Clorox Co.	470	72,446
Colgate-Palmolive Co.	1,440	85,709
Kimberly-Clark Corp.	470	53,552
Nektar Therapeutics (a)	2,150	70,670
Zoetis, Inc.	630	53,890
		418,290
Clothing & Clothing Accessories Stores - 0.5%
Ross Stores, Inc.	380	31,616
		31,616
Computer & Electronic Product Manufacturing - 2.8%
Arista Networks, Inc. (a)	110	23,177
Cognex Corp.	1,100	42,537
Masimo Corp (a)	470	50,464
Mettler-Toledo International, Inc. (a)	120	67,869
		184,047
Data Processing, Hosting & Related Services - 0.6%
Match Group, Inc.	950	40,631
		40,631
Electrical Equipment, Appliance & Component Manufacturing - 0.5%
Energizer Holdings, Inc.	720	32,508
		32,508
Food Manufacturing - 1.8%
The Hershey Co.	760	81,457
Kellogg Co.	620	35,346
		116,803
General Merchandise Stores - 0.4%
Tractor Supply Co.	270	22,529
		22,529
Miscellaneous Manufacturing - 1.2%
Align Technology, Inc. (a)	260	54,452
Edwards Lifesciences Corp. (a)	170	26,039
		80,491
Motor Vehicle & Parts Dealers - 0.5%
O'Reilly Automotive, Inc. (a)	100	34,433
		34,433
Professional, Scientific, & Technical Services - 0.9%
Cerner Corp. (a)	1,130	59,257
		59,257
Publishing Industries (Except Internet) - 1.8%
Adobe, Inc. (a)	130	29,411
EPAM Systems, Inc. (a)	260	30,163
Intuit, Inc.	300	59,055
		118,629
Support Activities for Mining - 0.3%
ONE Gas, Inc.	270	21,492
		21,492
Utilities - 6.6%
American Water Works Co, Inc.	730	66,262
Aqua America, Inc.	1,380	47,182
Dominion Energy, Inc.	630	45,020
NextEra Energy, Inc.	420	73,004
PNM Resources, Inc.	1,420	58,348
UGI Corp.	1,070	57,085
Vectren Corp.	1,110	79,898
		426,799
Total Common Stocks (Cost $1,885,159)		1,735,415

EXCHANGE TRADED FUNDS - 34.6%
Communication Services Select Sector SPDR Fund	3,810	157,277
Consumer Discretionary Select Sector SPDR Fund	1,980	196,040
Consumer Staples Select Sector SPDR Fund	5,200	264,056
Energy Select Sector SPDR Fund	2,240	128,464
Health Care Select Sector SPDR Fund	3,260	282,022
Real Estate Select Sector SPDR Fund	21,250	658,750
Technology Select Sector SPDR Fund	4,370	270,852
Utilities Select Sector SPDR Fund	5,380	284,710
Total Exchange Traded Funds (Cost $2,411,263)		2,242,171

SHORT-TERM INVESTMENTS - 27.3%
Investment Companies - 27.3%
Fidelity Institutional Government Portfolio - Class I, 2.25% (c)(d)	511,296	511,295
First American Treasury Obligations Fund - Class X, 2.40% (c)	1,261,259	1,261,259
Total Short-Term Investments (Cost $1,772,554)		1,772,554

Total Investments (Cost $6,068,976) - 88.6%		5,750,140
Other Assets in Excess of Liabilities - 11.4%		739,152
TOTAL NET ASSETS - 100.0%		$6,489,292

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2018.
(d)	Includes assets to satisfy the margin requirements for derivative contracts and securities sold short.
PLC	- Public Limited Company.

USA Mutuals WaveFront Hedged Quantamental Opportunities Fund
Schedule of Securities Sold Short
December 31, 2018 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (11.8%)
Invesco DB Agriculture Fund (a)	(31,770)	$(538,184)
Invesco DB Base Metals Fund (a)	(8,790)	(135,278)
Invesco DB Energy Fund	(7,280)	(90,563)
Total Exchange Traded Funds (Proceeds $772,296)		$(764,025)
Total Securities Sold Short (Proceeds $772,296)		$(764,025)

(a) Non Income Producing.
Percentages are stated as a percent of net assets.

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
Schedule of Futures Contracts
December 31, 2018 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month- Year	Appreciation	(Depreciation)
Long Contracts:
Australian 10Yr Bond	$93,450	1	Mar-19	$919	$-
Euro/CHF Currency	1,001,323	7	Mar-19	-	(1,386)
Long Gilt	1,569,925	10	Mar-19	-	(6)
Mexican Peso	703,640	28	Mar-19	13,851	-
U.S. 10Yr Note	976,125	8	Mar-19	12,330	-
U.S. 5Yr Note	1,376,250	12	Mar-19	12,639	-
U.S. Long Bond	584,000	4	Mar-19	11,454	-
Total Long Contracts				$51,193	$(1,392)

Short Contracts:
Hang Seng Index	$(165,085)	(1)	Jan-19	$-	$(482)
Brazilian Real	(361,270)	(14)	Jan-19	-	(1,161)
10Yr Mini JGB	(278,509)	(2)	Mar-19	-	(1,123)
Australian Dollar	(846,240)	(12)	Mar-19	4,512	-
BP Currency	(1,119,125)	(14)	Mar-19	-	(12,749)
Canadian 10Yr Bond	(100,183)	(1)	Mar-19	-	(177)
Canadian Dollar	(2,058,280)	(28)	Mar-19	23,429	-
Dax Index	(302,521)	(1)	Mar-19	1,618	-
Euro Currency	(864,188)	(6)	Mar-19	-	(5,695)
Euro/JPY Currency	(859,724)	(6)	Mar-19	6,466	-
Euro-BOBL	(303,670)	(2)	Mar-19	-	(413)
Japanese Yen Currency	(343,913)	(3)	Mar-19	-	(10,157)
NASDAQ 100 E-Mini	(253,330)	(2)	Mar-19	445	-
NIKKEI 225 Index	(272,821)	(3)	Mar-19	6,657	-
S&P 500 E-Mini	(3,507,280)	(28)	Mar-19	53,308	-
S&P/TSX 60 Index	(502,373)	(4)	Mar-19	551	-
SPI 200 Index	(489,611)	(5)	Mar-19	-	(4,266)
Total Short Contracts				$96,986	$(36,224)
Total Futures Contracts				$148,179	$(37,616)
Net Unrealized Appreciation				$110,563

Summary of Fair Value Exposure at December 31, 2018

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations.
During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of December 31, 2018 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements and other factors provided by the underlying companies. The valuation methodology used for the six months ended December 31, 2018 considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants issued by Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments as of December 31, 2018:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$144,265,937	$-	$-	$144,265,937
Preferred Stocks	-	-	125,000	125,000
Corporate Bond	-	-	-	-
Warrants	-	-	750	750
Short-Term Investment	1,962,421	-	-	1,962,421
Total*	$146,228,358	$-	$125,750	$146,354,108

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Vice Fund.
The following is a reconciliation of the Vice Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2018:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Three Months Ended December 31, 2018
Fair Value as of March 31, 2018	$3,875,750
Accrued discounts/premiums	-
Realized gain (loss)	(295,000)
Change in net unrealized appreciation (depreciation)	1,250,000
Purchases	-
Sales	(4,705,000)
Transfer into Level 3	-
Transfer out of Level 3	-
Fair Value as of December 31, 2018	$125,750

Total change in net unrealized (depreciation) relating to Level 3 investments still held at December 31, 2018	$(250,000)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2018:

Investments	Fair Value as of December 31, 2018	Valuation Technique	Unobservable Inputs	Range
Zodiac Spirits, LLC - Class A - Preferred	$125,000	Discounted Cash Flow	Projected Case Sales	$25.000

Bio Soil Enhancers, Inc. - Corporate Bond	$-	Cash Flow	Projected Revenue	$-

Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Projected Revenue Multiple	$0.005

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period ended December 31, 2018. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Vice Fund

Zodiac
Spirits, LLC-
Class A

March 31, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$375,000

Gross Additions
Shares	-
Cost	$-

Gross Deductions
Shares	-
Cost	$-
Proceeds	$-

December 31, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$125,000

Net realized gain (loss)	$-

Change in net unrealized appreciation (depreciation)	$(250,000)

Dividend income	$-

Summary of Fair Value Exposure at December 31, 2018

The following is a summary of the inputs used to value the Navigator Fund's investments and derivative investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$-	$35,537,640	$-	$35,537,640
Investment Company	$1,266,274	$-	$-	$1,266,274
Total Short-Term Investments	$1,266,274	$35,537,640	$-	$36,803,914

Futures Contracts
Long Futures Contracts	$(2,222,313)	$-	$-	$(2,222,313)
Total Futures Contracts	$(2,222,313)	$-	$-	$(2,222,313)

There were no transfer into or out of Level 3 fair vaule measurements during the reporting period for the Navigator Fund.

Summary of Fair Value Exposure at December 31, 2018

The following is a summary of the inputs used to value the WaveFront Fund's investments and derivative investments as of December 31, 2018:

WaveFront Hedged Quantamental Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,735,415	$-	$-	$1,735,415
Exchange Traded Funds	2,242,171	-	-	2,242,171
Short-Term Investments	1,772,554	-	-	1,772,554
Total*	$5,750,140	$-	$-	$5,750,140

Securities Sold Short
Exchange Traded Funds	$(764,025)	$-	$-	$(764,025)

Futures Contracts
Long Futures Contracts	$49,801	$-	$-	$49,801
Short Futures Contracts	60,762	-	-	60,762
	$110,563	$-	$-	$110,563

*Additional information regarding the industry of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 3 fair value measurements during the reporting period for the WaveFront Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     USA Mutuals

By (Signature and Title) /s/ Michael Loukas
                                        Michael Loukas, President

Date   2/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael Loukas
                                        Michael Loukas, President

Date  2/19/2019

By (Signature and Title) /s/ Jordan Waldrep
                                        Jordan Waldrep, Treasurer

Date  2/20/2019